NASDAQ

CENTNAS

001-12307

Gary Sundick
Vice President
Listing Qualifications

By Electronic Delivery to: filer-support@sec.gov

May 20, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 20, 2010, The Nasdaq Stock Market (the "Exchange") received from **Zions Bancorporation** (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick